SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Foreign currency translation
	September 30, 2021	September 30, 2020	September 30, 2019
Year-end CAD: USD exchange rate	0.7884	0.7483	0.7753
Annual average CAD: USD exchange rate	0.7786	0.7435	0.7536
Year-end RMB: USD exchange rate	0.1551	0.1470	0.1401
Annual average RMB: USD exchange rate	0.1557	0.1427	0.1455
Year-end HKD: USD exchange rate	0.1284	0.1290	0.1276
Annual average HKD: USD exchange rate	0.1288	0.1286	0.1276

Schedule of antidilutive securities excluded from computation of earnings per share
	2021	2020	2019
Stock options	10,300,000	10,300,000	10,300,000
Common stock warrants	-	-	-
Total	10,300,000	10,300,000	10,300,000

Schedule of estimated useful lives of property and equipment
Furniture and Fixtures	5 – 7 years
Machinery and Equipment	3 – 7 years
Leasehold Improvement	6 years